CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Loans receivable, fair value option	[1]	¥ 2,074,585	¥ 1,650,115
Receivables from customers, fair value option		21,834	39,107
Securities purchased under agreements to resell, fair value option		466,440	303,499
Trading assets, securities pledged as collateral		19,539,742	17,509,934
Trading assets, fair value option		8,108	7,043
Private equity investments, fair value option		22,807	18,033
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		529,605	459,954
Investments in and advances to affiliated companies, assets pledged		6,929	5,658
Investments in and advances to affiliated companies, fair value option		1,514
Other, fair value option		213,227	168,780
Short-term borrowings, fair value option		650,122	476,212
Deposits received at banks, fair value option		182,906	159,505
Securities sold under agreements to repurchase, fair value option		916,090	666,985
Securities loaned, fair value option		62,102	82,136
Other liabilities, fair value option		61,052	34,984
Long-term borrowings, fair value option		¥ 6,145,018	¥ 4,957,581
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,163,562,601	3,233,562,601
Outstanding		2,970,755,160	3,003,679,324
Common stock held in treasury, shares		192,807,441	229,883,277
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 6,892,311	¥ 5,656,626
Equity Securities [Member]
Securities pledged as collateral		¥ 247	¥ 953

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.